Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Prepayments and Other Current Assets

	2011	2012
	RMB	RMB
Rental and other deposits	742	1,461
Prepayments for rental and others	8,062	10,603
Employee advances	3,069	2,781
Payments made on behalf of customers	153,271	226,485
Prepaid insurance premium	1,040	975
Interest income receivable	25,192	36,231
Prepaid business tax	7,451	—
Others	1,009	1,706

Total	199,836	280,242